Organization and Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Plant and Equipment

Depreciation of property and equipment are calculated on the straight-line method over their estimated useful lives or lease terms generally as follows:

Classification	Estimated useful lives
Computers and equipment - Office	3 years
Furniture & Fixtures	5 years
Theme park equipment and improvements	3 to 10 years
Leasehold Improvements	Shorter of lease term or estimated useful life

Schedule of Foreign Currencies Translation Exchange Rate

Translation of amounts from MYR and HKD into US$ has been made at the following exchange rates for the respective periods:

As of and for the period ended
March 31, 2018

Period-end RM : US$1 exchange rate	3.86
Period-average RM : US$1 exchange rate	3.89